Matthews Emerging Markets Small Companies Fund	March 31, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 99.5%
	Shares	Value
China/Hong Kong: 25.9%
Full Truck Alliance Co., Ltd. ADR[b]	3,186,448	$23,165,477
Airtac International Group	513,431	17,800,257
Flat Glass Group Co., Ltd. H Shares	7,090,000	17,257,589
Legend Biotech Corp. ADR[b]	293,528	16,463,985
Tongcheng Travel Holdings, Ltd.[b,c]	4,496,400	11,887,230
Silergy Corp.	1,091,000	11,160,641
Medlive Technology Co., Ltd.[c,d]	11,551,500	11,158,818
Zhihu, Inc. ADR[b]	16,166,061	11,055,969
Beijing Capital International Airport Co., Ltd. H Shares[b]	27,134,000	8,229,074
Xtep International Holdings, Ltd.	11,949,000	7,417,279
SITC International Holdings Co., Ltd.	2,956,000	5,404,333
Hainan Meilan International Airport Co., Ltd. H Shares[b]	5,154,000	4,642,671
Hongfa Technology Co., Ltd. A Shares	1,257,400	4,219,480
Ginlong Technologies Co., Ltd. A Shares	491,906	4,039,029
AK Medical Holdings, Ltd.[c,d]	5,978,000	3,757,779
Peijia Medical, Ltd.[b,c,d]	7,470,000	3,496,781
Innovent Biologics, Inc.[b,c,d]	665,000	3,208,629
Centre Testing International Group Co., Ltd. A Shares	1,687,838	2,945,493
OPT Machine Vision Tech Co., Ltd. A Shares	192,758	2,696,843
CIFI Ever Sunshine Services Group, Ltd.[c]	13,838,000	2,288,981
Centre Testing International Group Co., Ltd. A Shares	849,674	1,475,674
Ginlong Technologies Co., Ltd. A Shares	160,210	1,309,168
Zhejiang HangKe Technology, Inc. Co. A Shares	439,733	1,285,305
Total China/Hong Kong		176,366,485

India: 22.4%
Shriram Finance, Ltd.	1,487,314	42,192,672
Bandhan Bank, Ltd.[c,d]	15,576,517	33,753,558
Phoenix Mills, Ltd.	599,996	20,019,410
Finolex Cables, Ltd.	841,822	10,128,943
Radico Khaitan, Ltd.	479,542	9,955,743
Inox Wind, Ltd.[b]	1,150,179	7,204,605
UNO Minda, Ltd.	729,904	6,011,578
Rainbow Children’s Medicare, Ltd.	373,662	5,827,023
Cartrade Tech, Ltd.[b]	753,989	5,787,827
Barbeque Nation Hospitality, Ltd.[b]	869,881	5,201,636
Shankara Building Products, Ltd.	446,775	3,436,477
Hindware Home Innovation, Ltd.	704,807	3,189,126
Total India		152,708,598

Taiwan: 12.7%
M31 Technology Corp.	422,702	16,999,971
Andes Technology Corp.	809,000	10,750,441
Gold Circuit Electronics, Ltd.	1,250,000	9,555,343
AURAS Technology Co., Ltd.	445,000	9,172,407
Elite Material Co., Ltd.	717,000	9,034,184
Wiwynn Corp.	124,000	8,491,062
Poya International Co., Ltd.	443,506	6,897,534
ASPEED Technology, Inc.	59,000	6,148,986
AP Memory Technology Corp.	497,000	6,024,545
Yageo Corp.	156,124	2,897,086
Formosa Sumco Technology Corp.	138,000	709,862
Total Taiwan		86,681,421

	Shares	Value

South Korea: 8.3%
Hugel, Inc.[b]	159,015	$22,795,160
Eugene Technology Co., Ltd.	426,411	13,482,322
Advanced Nano Products Co., Ltd.	90,300	8,865,268
Ecopro BM Co., Ltd.[b]	29,582	6,105,967
Solus Advanced Materials Co., Ltd.	425,106	5,543,366
Total South Korea		56,792,083

Brazil: 8.3%
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	10,445,100	17,389,757
Grupo SBF SA	6,088,200	15,720,020
YDUQS Participacoes SA	3,999,800	14,442,792
Vivara Participacoes SA	1,780,000	9,014,635
Total Brazil		56,567,204

Vietnam: 5.0%
Military Commercial Joint Stock Bank	12,076,780	12,419,983
FPT Corp.	1,942,023	9,172,691
Mobile World Investment Corp.	4,127,314	8,488,770
Nam Long Investment Corp.	2,341,132	4,137,207
Total Vietnam		34,218,651

Chile: 4.1%
Parque Arauco SA	6,371,494	9,398,859
Lundin Mining Corp.	900,800	9,217,148
Banco de Credito e Inversiones SA	210,223	6,009,927
Aguas Andinas SA Class A	12,481,194	3,643,326
Total Chile		28,269,260

Saudi Arabia: 3.9%
Saudi Tadawul Group Holding Co.	284,507	20,732,012
Seera Group Holding[b]	767,076	5,808,548
Total Saudi Arabia		26,540,560

Philippines: 2.6%
GT Capital Holdings, Inc.	1,060,250	13,390,928
Cebu Air, Inc.[b]	7,995,400	4,551,326
Total Philippines		17,942,254

Poland: 1.7%
InPost SAb	728,499	11,220,069
Total Poland		11,220,069

Indonesia: 1.2%
PT Mitra Adiperkasa Tbk	65,430,900	7,513,721
PT Summarecon Agung Tbk	20,620,416	689,674
Total Indonesia		8,203,395

Turkey: 1.1%
Ford Otomotiv Sanayi AS	212,349	7,595,566
Total Turkey		7,595,566

South Africa: 0.9%
Transaction Capital, Ltd.[b]	13,141,279	6,064,138
Total South Africa		6,064,138
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Matthews Emerging Markets Small Companies Fund	March 31, 2024
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Thailand: 0.9%
Siam Wellness Group Public Co., Ltd. F Shares[b]	16,919,000	$5,982,916
Total Thailand		5,982,916

Bangladesh: 0.4%
BRAC Bank PLC	7,865,484	2,888,191
Total Bangladesh		2,888,191

Mexico: 0.1%
Banco del Bajio SAc,d	187,400	728,910
Total Mexico		728,910

Russia: 0.0%
Moscow Exchange MICEX-RTS PJSC[e]	2,101,250	22,698
TCS Group Holding PLC GDR[b,c,e]	62,962	1,259
HeadHunter Group PLC ADR[b,e]	15,800	316
Total Russia		24,273

TOTAL COMMON EQUITIES		678,793,974
(Cost $621,120,153)
PREFERRED EQUITIES: 1.7%
Brazil: 1.7%
Banco Pan SA, Pfd.	5,859,800	11,122,801
Total Brazil		11,122,801

TOTAL PREFERRED EQUITIES		11,122,801
(Cost $8,927,482)

Total Investments: 101.2%		689,916,775
(Cost $630,047,635)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (1.2%)		(7,845,054)
Net Assets: 100.0%		$682,071,721

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2024, the aggregate value is $56,104,475, which is 8.23% of net assets.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $24,273 and 0.00% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Pfd.	Preferred
PJSC	Public Joint Stock Co.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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